                                   ===AST===

November 2003

---------------------------------------------------
        ALLMERICA SECURITIES TRUST FACTS
             At September 30, 2003

Market Value                                 $9.45
Net Asset Value                            $10.755
Total Net Assets (000's)                   $92,409
Shares Outstanding (000's)                   8,592
* Net Investment Income Per Share            $0.42
* Increase/Decrease in
  Per Share Value Resulting
  from Investment Operations                 $0.59
TOTAL RETURNS AT 9/30/03
  Allmerica Securities Trust
        Nine Months                           5.64%
        Twelve Months                         5.39%
  Lehman Brothers U.S. Credit Index
        Nine Months                           7.17%
        Twelve Months                        10.47%

* For nine months ended September 30, 2003
---------------------------------------------------

Allmerica Securities Trust returned (0.46)% for the third quarter of 2003, underperforming its benchmark, the Lehman Brothers U.S. Credit Index*, which returned (0.14)%.

The Trust's underperformance relative to its benchmark was a result of the portfolio being positioned shorter in duration than the index, in anticipation of rising interest rates. Although the portfolio did not get the full benefit of increasing rates during the period due to a late quarter rally in Treasury securities, the Investment Manager anticipates that higher interest rates may contribute positively to relative performance during the fourth quarter. Based on its economic outlook, the Investment Manager increased the portfolio allocation to corporate bonds by about 10% during the period, reducing the allocation to U.S. Treasury and Agency securities by about the same percentage.

Market action in the third quarter was almost the exact opposite of second quarter action. Interest rates rose rather dramatically as the moribund economic recovery began to show signs of life. Most of the rise in interest rates took place during July, as better economic data led to speculation that real growth for 2003 may be relatively strong. Closely-watched indicators such as the Institute for Supply Management survey and durable goods orders showed dramatic gains, while weekly jobless claims finally fell below the 400,000 level for more than one week. Coincident with this data, the equity market rallied strongly on the heels of corporate earnings reports which largely met or exceeded estimates. The Chairman of the Federal Reserve Board revealed in July that he had no intention of pursuing unconventional monetary measures, disappointing fixed-income investors and exacerbating the stampede out of bonds. The rise in rates was most dramatic in the intermediate maturities, with the ten-year Treasury note yield rising by fifty basis points. By the end of the third quarter, the strength in economic data began to subside, causing rates to decline a bit from the elevated levels reached during the sell-off.

Corporate bonds continued their strong performance by again outperforming Treasury securities during the third quarter. The BBB sector was again the best-performing segment, owing to the broad theme of economic recovery and the resultant balance sheet curing that many industries enjoyed. Within the corporate space, the Investment Manager added several companies which should either perform well as the economy improves, or provide a safe-haven if it doesn't. The Investment Manager also believes that the

------------------------------------------
       U.S. Treasury Yield Curves

                       Bond Equivalent
Maturity               Yield Percentage
                     12/31/02     09/30/03
3 Mo.                  1.190        0.938
6 Mo.                  1.204        1.001
2 Yr.                  1.598        1.458
5 Yr.                  2.734        2.826
10 Yr.                 3.814        3.938
30 Yr.                 4.779        4.882
-------------------------------------------

                                                         Continued on back page

Allmerica Securities Trust is a Massachusetts Business Trust under an Agreement and Declaration of Trust dated February 26, 1986 as amended and on file with the Secretary of the Commonwealth of Massachusetts. This document is prepared by the Trustees or Officers as such and not individually, and no obligation of the Trust shall be binding upon any of the Trustees, Officers or Shareholders, but shall only bind the assets and property of the Trust.

                          ALLMERICA SECURITIES TRUST
           PORTFOLIO OF INVESTMENTS, SEPTEMBER 30, 2003 (UNAUDITED)

                                                   MOODY'S
PAR VALUE                                          RATINGS             VALUE
---------                                          -------             -----

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (i) - 0.4%

              FREDDIE MAC - 0.4%
$    175,726  5.00%, 05/15/21                         NR           $    181,856
     200,465  6.00%, 10/15/07                         NR                212,260
                                                                   ------------
              (Cost $390,684)                                           394,116
                                                                   ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.0%

              FANNIE MAE - 1.6%
     275,000  3.70%, 11/01/07                        Aaa                282,028
   1,200,000  4.63%, 05/01/13                        Aa2              1,192,736
                                                                   ------------
                                                                      1,474,764
                                                                   ------------
              FEDERAL HOME LOAN BANK - 0.9%
     850,000  2.25%, 05/15/06                         NR                854,716
                                                                   ------------

              U.S. TREASURY BOND - 0.5%
     200,000  5.25%, 02/15/29                         NR                207,375
     225,000  6.00%, 02/15/26                         NR                256,474
                                                                   ------------
                                                                        463,849
                                                                   ------------
              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS                                      2,793,329
                                                                   ------------
                (Cost $2,811,693)

CORPORATE NOTES AND BONDS   - 76.8%

              AEROSPACE & DEFENSE - 1.1%
     450,000  Northrop Grumman Corp.
              7.13%, 02/15/11                       Baa3                526,051
     500,000  Raytheon Co.
              5.38%, 04/01/13                       Baa3                515,178
                                                                   ------------
                                                                      1,041,229
                                                                   ------------
              AUTOMOTIVE - 1.7%
     460,000  DaimlerChrysler North America Holding Corp.
              6.90%, 09/01/04                         A3                480,104
     500,000  DaimlerChrysler North America Holding Corp.
              8.50%, 01/18/31                         A3                584,495
     500,000  General Motors Corp.
              7.20%, 01/15/11 (a)                   Baa1                526,869
                                                                   ------------
                                                                      1,591,468
                                                                   ------------
              BANKING - 14.2%
     880,000  Bank of America Corp.
              4.88%, 09/15/12                        Aa2                897,124
     450,000  Bank of New York Co., Inc.
              3.75%, 02/15/08                        Aa3                461,218
   1,000,000  Bank of New York Co., Inc.
              6.38%, 04/01/12                         A1              1,131,891
     450,000  BB&T Corp.
              6.38%, 06/30/05 (b)                     A2                486,148
     725,000  Capital One Bank
              4.88%, 05/15/08                       Baa2                750,973
     470,000  Capital One Bank
              5.75%, 09/15/10                       Baa2                494,689
     450,000  Capital One Financial Corp.
              7.25%, 12/01/03                       Baa3                453,951
     500,000  Citifinancial
              6.75%, 07/01/07                        Aa1                566,377
     655,000  Fifth Third Bank
              4.50%, 06/01/18                        Aa3                615,372
     500,000  Firstar Corp.
              7.13%, 12/01/09                        Aa3                594,524
     500,000  Inter-American Development Bank
              4.38%, 09/20/12                        Aaa                514,885
      85,000  MBNA Corp.
              7.50%, 03/15/12                       Baa2                 99,269
     350,000  MBNA Corp., MTN
              6.25%, 01/17/07                       Baa2                384,536
     420,000  National City Bank of Indiana
              4.88%, 07/20/07                        Aa3                447,139
     174,000  National City Corp.
              5.75%, 02/01/09                         A2                195,622
     250,000  Northern Trust Co.
              6.65%, 11/09/04                        Aa3                264,078
     450,000  Regions Bank
              2.90%, 12/15/06                        Aa3                457,092
     200,000  Suntrust Banks, Inc.
              6.38%, 04/01/11                        Aa3                227,229
     125,000  Suntrust Banks, Inc.
              7.75%, 05/01/10                         A1                151,723
     500,000  U.S. Bancorp
              5.10%, 07/15/07                        Aa3                539,766
     455,000  US Bank National Cincinnati
              6.50%, 02/01/08                        Aa3                513,830
     475,000  Wachovia Bank N.A.
              4.85%, 07/30/07                        Aa2                514,441
     450,000  Wachovia Corp.
              4.95%, 11/01/06                        Aa3                485,286
     455,000  Washington Mutual Bank FA
              5.50%, 01/15/13                         A3                475,374
     450,000  Washington Mutual, Inc.
              4.38%, 01/15/08                         A3                466,680
     450,000  Wells Fargo & Co.
              5.13%, 02/15/07                        Aa1                483,306
     450,000  Wells Fargo & Co.
              5.13%, 09/01/12                        Aa2                468,507
                                                                   ------------
                                                                     13,141,030
                                                                   ------------
              BEVERAGES, FOOD & TOBACCO - 4.2%
     450,000  Anheuser-Busch Cos., Inc.
              4.63%, 02/01/15                         A1                453,729
     540,000  Bottling Group LLC
              4.63%, 11/15/12 (c)                     A3                546,994
     460,000  Cadbury Schweppes US Finance LLC
              3.88%, 10/01/08 (c)                   Baa2                465,076
     525,000  Conagra Foods, Inc.
              7.50%, 09/15/05                       Baa1                579,517
     450,000  Diageo Capital, Plc
              3.50%, 11/19/07                         A2                458,063
     460,000  General Mills, Inc.
              6.00%, 02/15/12                       Baa2                504,612
     830,000  Unilever Capital Corp.
              5.90%, 11/15/32                         A1                846,605
                                                                   ------------
                                                                      3,854,596
                                                                   ------------
              CHEMICALS - 1.7%
     250,000  Du Pont (E.I.) De Nemours and Co.
              4.13%, 03/06/13                        Aa3                243,469
     200,000  Du Pont (E.I.) De Nemours and Co.
              8.25%, 09/15/06                        Aa3                234,188
   1,000,000  Praxair, Inc.
              6.63%, 10/15/07                         A3              1,127,780
                                                                   ------------
                                                                      1,605,437
                                                                   ------------
              COMMERCIAL SERVICES - 1.9%
     500,000  Allied Waste North America
              8.50%, 12/01/08                        Ba3                540,000
     750,000  Pitney Bowes, Inc.
              4.75%, 05/15/18                        Aa3                737,540
     490,000  USA Waste Services, Inc.
              7.00%, 10/01/04                       Baa3                513,410
                                                                   ------------
                                                                      1,790,950
                                                                   ------------
              COSMETICS & PERSONAL CARE - 2.2%
     450,000  Gillette Co.
              2.88%, 03/15/08                        Aa3                444,526
     300,000  Procter & Gamble Co.
              4.75%, 06/15/07                        Aa3                321,545
   1,000,000  Procter & Gamble Co.
              8.50%, 08/10/09                        Aa3              1,256,428
                                                                   ------------
                                                                      2,022,499
                                                                   ------------
              ELECTRIC UTILITIES - 7.1%
     550,000  Amerenenergy Generating
              7.75%, 11/01/05                         A3                612,166
     605,000  Baltimore Gas & Electric Co.
              5.20%, 06/15/33                         A2                543,054
     505,000  CenterPoint Energy, Inc.
              5.88%, 06/01/08 (c)                    Ba1                508,114
     600,000  Dayton Power & Light Co.
              5.13%, 10/01/13 (c)                   Baa1                608,666
     425,000  Detroit Edison Co.
              6.13%, 10/01/10                         A3                472,455
     580,000  Dominion Resources, Inc.
              5.25%, 08/01/33                       Baa1                580,462
     500,000  Duke Energy Corp.
              7.50%, 08/16/05                       Baa2                548,314
     563,466  East Coast Power LLC
              7.07%, 03/31/12                        Ba2                577,553
     250,000  Entergy Gulf States, Inc.
              3.60%, 06/01/08 (c)                   Baa3                243,410
     420,000  Exelon Corp.
              6.75%, 05/01/11                       Baa2                475,197
     225,000  Florida Power & Light
              6.88%, 12/01/05                        Aa3                249,031

                          ALLMERICA SECURITIES TRUST
           PORTFOLIO OF INVESTMENTS, SEPTEMBER 30, 2003 (UNAUDITED)

                                                   MOODY'S
PAR VALUE                                          RATINGS             VALUE
---------                                          -------             -----
$    600,000  Gulf States Utilities
              8.25%, 04/01/04 (d)                   BBB-           $    619,321
     500,000  Pinnacle Partners
              8.83%, 08/15/04 (c)                    Ba2                520,000
                                                                   ------------
                                                                      6,557,743
                                                                   ------------
              ENTERTAINMENT & LEISURE - 1.9%
     450,000  AOL Time Warner, Inc.
              6.15%, 05/01/07                       Baa1                494,495
     500,000  Harrah's Operating Co., Inc.
              7.13%, 06/01/07                       Baa3                567,271
     350,000  Park Place Entertainment Corp.
              8.13%, 05/15/11 (a)                    Ba2                377,125
     300,000  Time Warner Cos., Inc.
              7.57%, 02/01/24                       Baa1                337,095
                                                                   ------------
                                                                      1,775,986
                                                                   ------------
              FINANCIAL SERVICES - 7.7%
     500,000  American Express Co.
              3.75%, 11/20/07                         A1                515,178
     525,000  American Express Credit Corp.
              3.00%, 05/16/08                        Aa3                518,996
     460,000  Ford Motor Credit Co.
              6.50%, 01/25/07 (a)                     A3                486,132
     400,000  Ford Motor Credit Co.
              6.88%, 02/01/06                         A3                425,523
     825,000  Ford Motor Credit Co.
              7.25%, 10/25/11                         A3                860,969
     500,000  General Electric Capital Corp.
              8.75%, 05/21/07                        Aaa                602,477
     500,000  General Electric Capital Corp., MTN
              4.25%, 01/15/08                        Aaa                523,380
     500,000  Household Finance Corp.
              8.00%, 07/15/10                         A1                605,916
     800,000  KFW International Finance, Inc.
              4.25%, 04/18/05                        Aaa                834,187
     500,000  Mellon Funding Corp.
              5.00%, 12/01/14                         A2                510,838
     550,000  Pitney Bowes Credit Corp.
              8.55%, 09/15/09                        Aa3                685,616
     500,000  Toyota Motor Credit Corp.
              5.50%, 12/15/08                        Aaa                557,109
                                                                   ------------
                                                                      7,126,321
                                                                   ------------
              FOOD RETAILERS - 2.4%
     675,000  Delhaize America, Inc.
              8.13%, 04/15/11                        Ba1                742,500
     450,000  Kroger Co.
              5.50%, 02/01/13                       Baa3                470,674
     450,000  Safeway, Inc.
              6.50%, 03/01/11                       Baa2                502,852
     500,000  Safeway, Inc.
              9.65%, 01/15/04                       Baa3                510,197
                                                                   ------------
                                                                      2,226,223
                                                                   ------------
              FOREST PRODUCTS & PAPER - 3.5%
     500,000  International Paper Co.
              5.30%, 04/01/15 (c)                   Baa2                497,448
     350,000  International Paper Co.
              7.50%, 05/15/04                       Baa2                361,949
     500,000  Kimberly-Clark Corp.
              7.10%, 08/01/07                        Aa2                576,778
     750,000  Rock-Tenn Co.
              5.63%, 03/15/13                       Baa3                757,362
     450,000  Weyerhaeuser Co.
              5.25%, 12/15/09                       Baa2                474,335
     500,000  Weyerhaeuser Co.
              6.75%, 03/15/12                       Baa2                556,244
                                                                   ------------
                                                                      3,224,116
                                                                   ------------
              HEALTH CARE PROVIDERS - 0.6%
     550,000  HCA, Inc.
              6.75%, 07/15/13                        Ba1                577,658
                                                                   ------------
              HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.7%
     500,000  Pulte Corp.
              8.13%, 03/01/11                       Baa3                594,973
                                                                   ------------
              INDUSTRIAL - DIVERSIFIED - 0.9%
     750,000  Illinois Tool Works, Inc.
              6.88%, 11/15/08                        Aa3                855,365
                                                                   ------------
              INSURANCE - 1.9%
     450,000  Marsh & McLennan Cos., Inc.
              4.85%, 02/15/13                         A2                456,487
     710,000  Medco Health Solutions, Inc.
              7.25%, 08/15/13                        Ba1                756,771
     450,000  UnitedHealth Group, Inc.
              7.50%, 11/15/05                         A3                502,143
                                                                   ------------
                                                                      1,715,401
                                                                   ------------
              MEDIA - BROADCASTING & PUBLISHING - 4.0%
     270,000  Belo Corp.
              8.00%, 11/01/08                       Baa3                321,713
     500,000  Continental Cablevision, Inc., Senior Notes
              8.30%, 05/15/06                       Baa3                565,296
     505,000  Cox Communications, Inc.
              7.13%, 10/01/12                       Baa2                583,162
     225,000  Cox Enterprises, Inc.
              4.38%, 05/01/08 (c)                   Baa1                230,953
     700,000  Echostar DBS Corp.
              5.75%, 10/01/08 (c)                    Ba3                700,875
     500,000  News America Holdings, Inc.
              7.38%, 10/17/08                       Baa3                585,934
     180,000  Viacom, Inc.
              5.50%, 05/15/33                         A3                170,204
     450,000  Viacom, Inc.
              7.88%, 07/30/30                         A3                562,477
                                                                   ------------
                                                                      3,720,614
                                                                   ------------
              OIL & GAS - 7.0%
     500,000  ANR Pipeline Co., Debenture
              9.63%, 11/01/21                         B1                543,750
     375,000  Burlington Resources, Inc.
              7.40%, 12/01/31                       Baa1                449,985
     580,000  Conoco Funding Co.
              5.45%, 10/15/06                         A3                631,287
     500,000  Conoco Funding Co.
              7.25%, 10/15/31                         A3                596,662
     230,000  Enterprise Products
              7.50%, 02/01/11                       Baa2                271,325
     350,000  Enterprise Products
              8.25%, 03/15/05                       Baa2                380,018
     110,000  Occidental Petroleum Corp.
              5.88%, 01/15/07                       Baa1                121,143
     500,000  Occidental Petroleum Corp.
              6.50%, 04/01/05                       Baa1                534,255
     500,000  Occidental Petroleum Corp.
              6.75%, 01/15/12                       Baa1                575,166
     500,000  Oryx Energy Co.
              8.00%, 10/15/03                       Baa3                501,093
     625,000  Phillips Petroleum
              8.50%, 05/25/05                         A3                693,877
     600,000  Texaco Capital, Inc.
              8.25%, 10/01/06                        Aa3                707,242
     400,000  XTO Energy, Inc.
              7.50%, 04/15/12                        Ba2                445,000
                                                                   ------------
                                                                      6,450,803
                                                                   ------------
              PHARMACEUTICALS - 2.9%
     700,000  Bergen Brunswig Corp.
              7.25%, 06/01/05 (d)                     BB                730,625
     120,000  Johnson & Johnson
              6.73%, 11/15/23                        Aaa                140,406
     750,000  Lilly (Eli) & Co.
              7.13%, 06/01/25                        Aa3                909,605
     300,000  Wyeth Corp.
              4.13%, 03/01/08                         A3                310,450
     150,000  Wyeth Corp.
              5.25%, 03/15/13                         A3                155,538
     330,000  Zeneca Wilmington
              7.00%, 11/15/23                        Aa2                387,970
                                                                   ------------
                                                                      2,634,594
                                                                   ------------
              RETAILERS - 2.8%
     500,000  J.C. Penney Co., Inc.
              7.38%, 08/15/08                        Ba3                532,500
     500,000  Kohls Corp.
              6.00%, 01/15/33                         A3                516,111
     890,000  Target Corp.
              6.35%, 11/01/32                         A2                962,296
     450,000  Wal-Mart Stores, Inc.
              7.55%, 02/15/30                        Aa2                569,386
                                                                   ------------
                                                                      2,580,293
                                                                   ------------
              SECURITIES BROKER - 2.7%
     580,000  Bear Stearns Cos., Inc.
              4.00%, 01/31/08                         A2                597,601
     450,000  Goldman Sachs Group, Inc.
              5.70%, 09/01/12                        Aa3                481,370

                          ALLMERICA SECURITIES TRUST
           PORTFOLIO OF INVESTMENTS, SEPTEMBER 30, 2003 (UNAUDITED)

                                                   MOODY'S
PAR VALUE                                          RATINGS             VALUE
---------                                          -------             -----
$    333,153  Jones (Edward D.) & Co., LP
              7.95%, 04/15/06 (e)(f)                  NR           $    361,437
     500,000  Lehman Brothers Holdings, Inc.
              4.00%, 01/22/08                         A2                514,763
     475,000  Morgan Stanley Dean Witter & Co.
              6.60%, 04/01/12                        Aa3                536,180
                                                                   ------------
                                                                      2,491,351
                                                                   ------------
              TELEPHONE SYSTEMS - 2.4%
     500,000  BellSouth Corp.
              6.88%, 10/15/31                         A1                565,151
     680,000  Sprint Capital Corp.
              6.13%, 11/15/08                       Baa3                734,086
     120,000  Sprint Capital Corp.
              7.90%, 03/15/05                       Baa3                129,610
     500,000  Verizon Florida, Inc.
              6.13%, 01/15/13                         A1                546,764
     150,000  Verizon Global Funding Corp.
              4.38%, 06/01/13                         A2                144,323
     125,000  Verizon Wireless Capital
              1.54%, 12/17/03 (b)                     A3                125,069
                                                                   ------------
                                                                      2,245,003
                                                                   ------------
              TRANSPORTATION - 1.3%
     500,000  Consolidated Rail Corp.
              9.75%, 06/15/20                       Baa2                677,366
     255,000  Union Pacific Corp.
              5.38%, 06/01/33                       Baa3                234,998
     250,000  Union Pacific Corp.
              6.63%, 02/01/08                       Baa3                282,180
                                                                   ------------
                                                                      1,194,544
                                                                   ------------
              TOTAL CORPORATE NOTES AND BONDS                        71,018,197
                (Cost $68,072,201)                                 ------------

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (i) - 7.2%
   1,000,000  American Airlines, Inc., Pass-Through Trust, Series 1991 - C2
              9.73%, 09/29/14                       Caa2                553,070
     570,000  Bear Stearns Commercial Mortgage Securities, Inc.,
              Series 2002-PBW1, Class A2
              4.72%, 11/11/35                        Aaa                582,032
     250,000  Bear Stearns Mortgage Securities, Inc., Series 1999-WF2,
              Class A2, CMO
              7.08%, 06/15/09                        Aaa                289,431
     300,000  Citibank Credit Card Issuance Trust, Series 2000-Cl, CMO
              6.88%, 11/16/09                        Aaa                345,587
     250,000  DaimlerChrysler Auto Trust, Series 2002-B, Class A3
              2.93%, 06/06/06                        Aaa                253,595
     500,000  General Electric Capital Commercial Mortgage Corp.,
              Series 2002-1A, Class A3
              6.27%, 12/10/35                        Aaa                561,612
      78,310  Green Tree Recreation Equipment & Consumer Trust,
              Series 1997-B, Class A1, CMO
              6.55%, 07/15/28 (d)                    AAA                 78,440
     500,000  GS Mortgage Securities Corp. II, Series 1997-GL, Class A2D
              6.94%, 07/13/30                        Aaa                566,109
     250,000  MBNA Master Credit Card Trust, Series 1995-C, Class A
              6.45%, 02/15/08                        Aaa                270,030
     250,000  Morgan Stanley Dean Witter Capital I, Series 2002-TOP7,
              Class B, CMO
              6.08%, 01/15/39                        Aa2                276,476
     750,000  Morgan Stanley Dean Witter Capital I, Series 2003-TOP9,
              Class A2, CMO
              4.74%, 11/13/36 (d)                    AAA                763,618
     420,000  Toyota Auto Receivables Owner Trust, Series 2002-B, Class A3
              3.76%, 06/15/06                        Aaa                426,668
   1,000,000  Union Acceptance Corp., Series 2000-B, Class B
              7.73%, 01/08/08                        Aaa              1,054,670
   1,013,838  United Air Lines, Inc., Pass-Through Certificate
              9.30%, 03/22/08 (g)                     Ca                297,369
     304,049  USAA Auto Owner Trust, Series 2000-1, Class A4
              6.98%, 06/15/05                        Aaa                308,643
                                                                   ------------
              TOTAL ASSET-BACKED AND MORTGAGE-BACKED
              SECURITIES (COST $7,747,170)                            6,627,350
                                                                   ------------

FOREIGN GOVERNMENT OBLIGATIONS (j) - 2.9%
     450,000  Province of British Columbia
              5.38%, 10/29/08                        Aa2                494,992
     550,000  Province of Manitoba
              4.25%, 11/20/06                        Aa2                580,395
     500,000  Province of Ontario
              2.63%, 12/15/05                        Aa2                507,723
     500,000  Province of Quebec
              6.13%, 01/22/11                         A1                566,340
     450,000  Province of Quebec
              7.00%, 01/30/07                         A1                513,336
                                                                   ------------
              TOTAL FOREIGN GOVERNMENT OBLIGATIONS                    2,662,786
                                                                   ------------
              (Cost $2,474,087)

FOREIGN BONDS (j) - 8.3%
     500,000  Alberta Energy Co., Ltd.
              7.38%, 11/01/31                       Baa1                604,725
     700,000  British Sky Broadcasting Group, Plc
              7.30%, 10/15/06                        Ba1                782,843
     450,000  British Telecom, Plc
              8.38%, 12/15/10 (h)                   Baa1                553,691
     500,000  Calpine Canada Energy Finance
              8.50%, 05/01/08                         B1                360,000
     355,000  Canadian Pacific, Ltd.
              9.45%, 08/01/21                       Baa2                494,416
     450,000  Canadian Pacific Railroad
              5.75%, 03/15/33                       Baa2                444,510
     790,000  Royal Bank of Scotland Group, Plc
              4.70%, 07/03/18                        Aa3                755,836
     450,000  Sappi Papier Holding AG
              6.75%, 06/15/12 (c)                   Baa2                498,602
   1,000,000  St. George Bank, Ltd., Yankee Debenture
              7.15%, 10/15/05 (c)                     A3              1,099,654
     435,000  Stora Enso Oyj
              7.38%, 05/15/11                       Baa1                511,184
     500,000  Telus Corp.
              7.50%, 06/01/07                        Ba1                562,238
     450,000  Vodafone Group, Plc
              5.38%, 01/30/15                         A2                464,031
     500,000  Vodafone Group, Plc
              6.25%, 11/30/32                         A2                515,874
                                                                   ------------
              TOTAL FOREIGN BONDS (COST $7,329,494)                   7,647,604
                                                                   ------------

MUNICIPAL OBLIGATIONS  - 0.8%
     750,000  Illinois State General Obligation
              3.85%, 06/01/13                        Aaa                712,673
                                                                   ------------
              (Cost $748,553)

        SHARES
        ------
INVESTMENT COMPANY - 0.6%
     511,954  Marshall Money Market Fund              NR                511,954
                                                                   ------------
                (Cost $511,954)

TOTAL INVESTMENTS - 100.0%                                           92,368,009
                                                                   ------------
(Cost $90,085,836)
NET OTHER ASSETS AND LIABILITIES - 0.0%                                  40,679
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $ 92,408,688
                                                                   ============

(a) All or a portion of this security is out on loan at September 30, 2003; the value of the securities loaned amounted to $1,390,126. The value of collateral amounted to $1,438,400 which consisted of cash equivalents.
(b)  Variable rate security. The rate shown reflects rate in effect at period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At September 30, 2003 these securities amounted to $5,919,792 or 6.4% of net assets.
(d) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(e)  Security is valued by management.
(f) Restricted Security - Represents ownership in a private placement investment which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At September 30, 2003, these securities amounted to $361,437 or 0.4% of net assets.
(g)  Issuer filed for bankruptcy.
(h) Debt obligation initially issued in coupon form which converts to a higher coupon form at a specified date and rate. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(i)  Pass Through Certificates.
(j)  U.S. currency denominated.
CMO  Collateralized Mortgage Obligation
MTN  Medium Term Note
NR   Not Rated

-------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                        SEPTEMBER 30, 2003 (UNAUDITED)
-------------------------------------------------------------------------------

ASSETS:
  Investments:
    Investments at cost .........................................  $ 90,085,836
    Net unrealized appreciation .................................     2,282,173
                                                                   ------------
      Total investments at value ................................    92,368,009
  Cash ..........................................................         9,966
  Short-term investments held as collateral for securities loaned     1,438,400
  Interest receivable ...........................................     1,515,939
                                                                   ------------
      Total Assets ..............................................    95,332,314
                                                                   ------------
LIABILITIES:
  Payable for investments purchased .............................     1,306,483
  Collateral for securities loaned ..............................     1,438,400
  Management fee payable ........................................        32,962
  Trustees' fees and expenses payable ...........................         8,340
  Accrued expenses and other payables ...........................       137,441
                                                                   ------------
      Total Liabilities .........................................     2,923,626
                                                                   ------------
NET ASSETS ......................................................  $ 92,408,688
                                                                   ============

NET ASSETS consist of:
  Par Value .....................................................  $  8,592,306
  Paid-in capital ...............................................    88,140,954
  Distribution in excess of net investment income ...............      (626,584)
  Accumulated net realized loss on investments sold .............    (5,980,161)
  Net unrealized appreciation ...................................     2,282,173
                                                                   ------------
TOTAL NET ASSETS ................................................  $ 92,408,688
                                                                   ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING (10,000,000 AUTHORIZED
  SHARES WITH PAR VALUE OF $1.00) ...............................     8,592,306

NET ASSET VALUE
  Per share .....................................................  $     10.755
                                                                   ============

MARKET VALUE (closing price on New York Stock Exchange)
        Per share ...............................................  $       9.45
                                                                   ============

-------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
           FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)
-------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest (including income on securities loaned of $5,237) ....  $  3,683,685
                                                                   ------------
EXPENSES
  Management fees ...............................................       301,978
  Custodian and Fund accounting fees ............................        55,163
  Transfer agent fees ...........................................        59,222
  Legal fees ....................................................         4,833
  Audit fees ....................................................        15,094
  Trustees' fees and expenses ...................................        12,641
  Reports to shareholders .......................................         4,160
  New York Stock Exchange fees ..................................        18,419
  Miscellaneous .................................................         4,316
                                                                   ------------
    Total expenses ..............................................       475,826
                                                                   ------------
NET INVESTMENT INCOME ...........................................     3,207,859
                                                                   ------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments sold ................     1,625,700
    Net change in unrealized appreciation (depreciation) of
      investments ...............................................       199,361
                                                                   ------------
NET GAIN (LOSS) ON INVESTMENTS ..................................     1,825,061
                                                                   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS ..............................  $  5,032,920
                                                                   ============

Continued from front page


increase in its allocation to corporate bonds during the period should keep the income portion of the portfolio in solid shape.

                         ------------------------------
                            Maturity Diversification

                          YEARS
                          -----
                         Under 3                    17%
                         3-5                        24%
                         6-10                       36%
                         11-20                       8%
                         21-Over                    15%
                         ------------------------------

The Investment Manager believes that the current strength in the economy may lead to annualized real GDP growth in the 4% to 5% range, for both the third and fourth quarters. The outlook appears a bit less rosy for 2004 as inventory rebuilding may subside and the interest-sensitive sectors of housing and autos may decline from their record-setting 2003 sales pace. The Investment Manager believes the most likely course for interest rates is modestly higher through the end of the year, but that the labor market will be the key. The September jobs report finally showed a modest gain, but the pace of job creation was decidedly weak for this stage of an economic recovery. Fiscal and monetary stimulus has helped maintain consumer spending growth, but the Investment Manager believes that the job picture must improve soon if a broader economic recovery is to be sustained.

* The Lehman Brothers U.S. Credit Index is an unmanaged index of all publicly issued, fixed-rate, non-convertible investment grade corporate debt.


-------------------------------------------------------------------------------
                            MOODY'S QUALITY RATINGS*
                     Percentage of Trust's Total Investments

                     Aaa                                10%
                     Aa                                 23%
                     A                                  26%
                     Baa                                27%
                     Ba                                  9%
                     B                                   1%
                     Caa                                 1%
                     Not Rated                           3%

       * Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's.

       (One security rated Ca by Moody's amounted to less than 0.4% of the
                          Trust's total investments.)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                            SECURITY DIVERSIFICATION
                     Percentage of Trust's Total Investments

     Corporate Notes and Bonds                                      77%
     U.S. Government and Agency Obligations                          3%
     Asset-Backed and Mortgage-Backed Securities                     7%
     Foreign Bonds                                                   8%
     Foreign Government Obligations                                  3%
     Municipal Obligations                                           1%
     Investment Company                                              1%

     (U.S. Government Agency Mortgage-Backed Obligations amounted to 0.4%
                      of the Trust's total investments.)
--------------------------------------------------------------------------------


 Shareholder inquiries regarding account information may be directed to:
                                          The Bank of New York
                                          Shareholder Relations Department - 11E
                                          PO Box 11258
                                          Church Street Station
                                          New York, New York 10286
                                          1-800-432-8224

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                                                             ALLMERICA
                                                            FINANCIAL(R)

                                                 THE ALLMERICA FINANCIAL COMPANIES
                                                 ---------------------------------

                  The Hanover Insurance Company o Citizens Insurance Company of America o Citizens Management Inc.o
                             Opus Investment Management, Inc. o AMGRO, Inc. o Financial Profiles, Inc.
  First Allmerica Financial Life Insurance Company o Allmerica Financial Life Insurance and Annuity Company (all states except NY)

                                         440 Lincoln Street, Worcester, Massachusetts 01653

12719 (11/03)                                                                                                               03-1894